Trade accounts receivable and other current financial assets	12 Months Ended
Dec. 31, 2022
Trade accounts receivable and other current financial assets
Trade accounts receivable and other current financial assets

10. Trade accounts receivable and other current financial assets

All trade accounts receivable are from third parties and have maturities within one year. All trade accounts receivable are non-interest bearing.

in EUR	12/31/2022	12/31/2021
Total gross carrying amount	24,700,678	32,120,019
Carrying amount of trade receivable subject to factoring (FVTPL)	(3,690,404)	(2,420,511)
Total gross carrying amount AC	21,010,274	29,699,508
Expected credit loss (Stage 2 & 3)	(1,037,518)	(992,460)
Total net carrying amount trade accounts receivable	19,972,756	28,707,048

The following table provides information about the gross carrying amount and recognized loss allowances for trade accounts receivables as of December 31, 2022 and December 31, 2021.

		Trade Receivables
		Days Past Due
December 31, 2022 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	11,893,952	4,310,194	1,335,189	594,268	375,118	2,501,554	21,010,274
Expected credit loss (Stage 2)	(116,791)	(88,880)	(54,601)	(27,637)	(24,400)	(196,650)	(508,959)
Loss from credit impaired trade accounts receivable (Stage 3)	—	—	—	—	—	(528,559)	(528,559)
Total net carrying amount trade accounts receivable	—	—	—	—	—	—	19,972,756

		Trade Receivable
		Days Past Due
December 31, 2021 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	15,537,575	7,559,486	2,847,052	2,142,988	123,295	1,489,112	29,699,508
Expected credit loss (Stage 2)	(65,921)	(54,791)	(52,361)	(71,876)	(8,653)	(74,941)	(328,543)
Loss from credit impaired trade accounts receivable (Stage 3)	–	–	–	–	–	(663,917)	(663,917)
Total net carrying amount trade accounts receivable	–	–	–	–	–	–	28,707,048

The loss allowances for trade accounts receivable developed as follows:

in EUR	2022	2021
Balance at January 1	992,460	708,880
Reversal of impairment loss (Stage 3)	(857,093)	(240,678)
Reversal of provision for expected credit losses (Stage 2)	(135,367)	(26,574)
Additions	1,021,214	513,043
Currency translation effect	16,304	37,790
Balance at December 31	1,037,518	992,460

The Group uses a factoring agreement in cooperation with a credit institution that leads to all trade accounts receivable from one of its customers being sold on a non-recourse basis. As there is no other evidence indicating that the significant risks and rewards of these trade accounts receivable have not been transferred to the buyer, the Group derecognized them in their entirety when obtaining confirmation for the purchase. All such trade accounts receivable under this factoring agreement which will be sold after the reporting date are measured at FVTPL. For further information on the carrying amount, fair value and valuation techniques refer to Note 24.

As of December 31, 2022 the Group additionally uses fixed deposit accounts for short-term excess cash and presents those as other current financial assets due to maturity larger than three months. The total amount recognized on those accounts as of December 31, 2022 amounts to TEUR 7,970 (2021: TEUR 0).

As of December 31, 2022 the Group had an interest-free loan recorded under Other financial assets amounting to 47 TEUR (50 TUSD) issued to founder and former CEO and management board member Jürgen Eichner. The loan has no fixed agreed repayment term attached and is recorded at its nominal amount. The loan was granted without security.